Issued Capital - Summary of Options Issued (Details)			12 Months Ended
	Dec. 22, 2021 shares $ / shares	Nov. 20, 2020 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting date			five years
Number | shares	47,786,607		79,056,617	20,985,450	6,364,550	7,686,550
Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0.1687
Number | shares	13,430,160
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	30-Sep-21	20-Oct-21
Expiry date	30-Sep-26
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0740	$ 0.089
Tranche 1 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	31-Mar-22
Expiry date	31-Mar-27
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0900
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	31-Dec-21	20-Oct-22
Expiry date	31-Dec-26
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0760	$ 0.095
Tranche 2 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	30-Jun-22
Expiry date	30-Jun-27
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0910
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	31-Mar-22	20-Oct-23
Expiry date	31-Mar-27
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0780	$ 0.099
Tranche 3 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	30-Sep-22
Expiry date	30-Sep-27
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0920
Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	30-Jun-22	20-Oct-24
Expiry date	30-Jun-27
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0790	$ 0.103
Tranche 4 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	31-Dec-22
Expiry date	31-Dec-27
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0940
Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	30-Sep-22	20-Oct-25
Expiry date	30-Sep-27
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0810	$ 0.107
Tranche 5 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	31-Mar-23
Expiry date	31-Mar-28
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0950
Tranche 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		20-Jul-15
Vesting date	31-Dec-22
Expiry date	31-Dec-27
Exercise price	$ 0.2014		$ 0.4077
Number | shares	2,986,663		15,000
Fair value at date of issue	$ 0.0820		$ 0.2371
Tranche 6 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	30-Jun-23
Expiry date	30-Jun-28
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0960
Tranche 7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		5-Sep-17
Vesting date	31-Mar-23
Expiry date	31-Mar-28
Exercise price	$ 0.2014		$ 0.4136
Number | shares	2,986,663		368,050
Fair value at date of issue	$ 0.0840		$ 0.2839
Tranche 7 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	30-Sep-23
Expiry date	30-Sep-28
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0970
Tranche 8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		9-Oct-15
Vesting date	30-Jun-23
Expiry date	30-Jun-28
Exercise price	$ 0.2014		$ 0.4311
Number | shares	2,986,663		5,000
Fair value at date of issue	$ 0.0850		$ 0.3216
Tranche 8 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	31-Dec-23
Expiry date	31-Dec-28
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0980
Tranche 9
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		10-Oct-13
Vesting date	30-Sep-23
Expiry date	30-Sep-28
Exercise price	$ 0.2014		$ 0.5750
Number | shares	2,986,663		15,000
Fair value at date of issue	$ 0.0860		$ 0.5233
Tranche 9 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	31-Mar-24
Expiry date	31-Mar-29
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0980
Tranche 10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		28-Nov-16
Vesting date	31-Dec-23
Expiry date	31-Dec-28
Exercise price	$ 0.2014		$ 0.2349
Number | shares	2,986,663		200,000
Fair value at date of issue	$ 0.0880		$ 0.2505
Tranche 10 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	30-Jun-24
Expiry date	30-Jun-29
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.0990
Tranche 11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		28-Nov-16
Vesting date	31-Mar-24
Expiry date	31-Mar-24
Exercise price	$ 0.2014		$ 0.2866
Number | shares	2,986,663		100,000
Fair value at date of issue	$ 0.0890		$ 0.2377
Tranche 11 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	30-Sep-24
Expiry date	30-Sep-29
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.1000
Tranche 12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		28-Nov-16
Vesting date	30-Jun-24
Expiry date	30-Jun-24
Exercise price	$ 0.2014		$ 0.3556
Number | shares	2,986,663		5,000
Fair value at date of issue	$ 0.0900		$ 0.2227
Tranche 12 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	31-Dec-24
Expiry date	31-Dec-29
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.1010
Tranche 13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		11-Dec-12
Vesting date	30-Sep-24
Expiry date	30-Jun-24
Exercise price	$ 0.2014		$ 0.2912
Number | shares	2,986,663		100,000
Fair value at date of issue	$ 0.0910		$ 0.2155
Tranche 13 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	31-Mar-25
Expiry date	31-Mar-30
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.1020
Tranche 14
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		17-Dec-13
Vesting date	31-Dec-24
Expiry date	31-Dec-29
Exercise price	$ 0.2014		$ 0.6960
Number | shares	2,986,663		100,000
Fair value at date of issue	$ 0.0920		$ 0.4318
Tranche 14 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	30-Jun-25
Expiry date	30-Jun-30
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.1020
Tranche 15
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		17-Dec-13
Vesting date	31-Mar-25
Expiry date	31-Mar-30
Exercise price	$ 0.2014		$ 0.6611
Number | shares	2,986,663		4,000
Fair value at date of issue	$ 0.0930		$ 0.4385
Tranche 15 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	30-Sep-25
Expiry date	30-Sep-30
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.1030
Tranche 16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21		18-Dec-12
Vesting date	30-Jun-25
Expiry date	30-Jun-30
Exercise price	$ 0.2014		$ 0.2912
Number | shares	2,986,662		5,000
Fair value at date of issue	$ 0.0940		$ 0.2535
Tranche 16 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21
Vesting date	31-Dec-25
Expiry date	31-Dec-30
Exercise price	$ 0.09645
Number | shares	839,385
Fair value at date of issue	$ 0.1040